CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (340,155)	$ (7,780,632)	$ (9,796,010)	$ (9,414,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	58,700	726,525
Amortization of debt discount				176,465
Amortization of intangible asset			968,700	1,049,425
Stock-based compensation	846,412	1,857,338	1,571,919	3,102,725
Fair value of vested options			889,445	2,134,120
Change in fair value of derivative liabilities	(733,578)	798,798	(77,176)	1,287,984
Loan interest capitalized to debt/Accrued interest on notes payable	313,981	314,844	419,792	482,966
Fair value of modification of warrants			29,262	443,305
Impairment of intangible assets			1,210,875
Gain on extinguishment of debt/ liabilities	(2,474,753)
Change in operating assets and liabilities:
Accounts receivable	(23,924)	(50,000)
Other receivables	30,381
Inventories	2,625	1,545,490	1,545,490	(1,545,490)
Prepayments	(21,538)
Accounts payable	395,607	1,017,224	1,438,582	615,808
Other accrued liabilities	154,888	556,477
Deferred revenues	207,486	50,000
Current liabilities from discontinued operations		(21,477)
NET CASH USED IN OPERATING ACTIVITIES	(1,583,868)	(985,413)	(1,684,450)	(1,990,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	(336,032)
Property and equipment	(3,684)
Deposits	350	(12,695)	10,800	(11,150)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(339,366)	(12,695)	10,800	(11,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	1,941,625	1,107,212	1,703,129	1,882,354
Payments on notes payable				(25,411)
Proceeds from notes and loans payable				140,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,941,625	1,107,212	1,703,129	1,996,943
NET INCREASE IN CASH AND EQUIVALENTS	18,391	109,104	29,479	(4,797)
CASH AND EQUIVALENTS, BEGINNING OF PERIOD	29,491	12	12	4,809
CASH AND EQUIVALENTS, END OF PERIOD	47,882	109,116	29,491	12
SUPPLEMENTAL INFORMATION:
Interest paid			290	2,903
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition	2,250,000
Common stock issued for accounts payable	496,486	433,017	528,478	13,031
Common stock issued for accrued expenses	38,691	154,000	424,000	43,750
Acquisition payable due seller	250,000
Conversion of notes payable		28,500
Accrued expenses from cancellation of preferred stock		440,607
Accounts payable from cancellation of preferred stock		185,387
Stock options issued for accrued officers and directors bonuses	193,926
Non-cash equity-warrant valuation and intrinsic value of beneficial conversion associated with convertible notes				28,060
Common Stock
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable				2,618,973
Derivative Financial Instruments, Liabilities
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt/ liabilities				(629,563)
Segment, Continuing Operations
Change in operating assets and liabilities:
Other accrued liabilities			136,148	306,172
Segment, Discontinued Operations
Change in operating assets and liabilities:
Other accrued liabilities			(21,477)
Stock Option
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock options for accrued expenses			81,119
Accrued expenses
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			(440,607)	440,607
Accounts Payable
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			$ (185,387)	$ 185,387